Issued capital and reserves - Narrative (Details)	12 Months Ended
	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Disclosure of classes of share capital [line items]
Cancellation of preference shares (in shares)	5,929,477
Effects of the capital reorganisation on 28 Aug 2020 (in shares)		151,542,785
Conversion of preference shares into ordinary shares (in shares)		5,929,477
Exercises of warrants (in shares)	0	114,024
Public warrants to shares purchase ratio (in shares per warrant)		1
Other equity
Disclosure of classes of share capital [line items]
Vested RSA shares (in shares)	92,479
January 2022 | Other equity
Disclosure of classes of share capital [line items]
Acquisition of treasury share (in shares)	1,453
28 August 2020 | Other equity
Disclosure of classes of share capital [line items]
Acquisition of treasury share (in shares)		1,190,415
February 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		7,000,000
March 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		6,666,665
Ordinary shares
Disclosure of classes of share capital [line items]
Cancellation of preference shares (in shares)	0
Effects of the capital reorganisation on 28 Aug 2020 (in shares)		127,824,796
Conversion of preference shares into ordinary shares (in shares)		0
Exercises of warrants (in shares)	0	114,024	0
Ordinary shares | Other equity
Disclosure of classes of share capital [line items]
Vested RSA shares (in shares)	92,479
Ordinary shares | January 2022 | Other equity
Disclosure of classes of share capital [line items]
Acquisition of treasury share (in shares)	1,217
Ordinary shares | 28 August 2020 | Other equity
Disclosure of classes of share capital [line items]
Acquisition of treasury share (in shares)		1,051,569
Ordinary shares | February 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		7,000,000
Ordinary shares | March 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		6,666,665
Ordinary shares | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)	5,000,000
Ordinary shares | Global Blue Group Holding AG | February 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		7,000,000
Preference shares
Disclosure of classes of share capital [line items]
Cancellation of preference shares (in shares)	5,929,477
Effects of the capital reorganisation on 28 Aug 2020 (in shares)		23,717,989
Conversion of preference shares into ordinary shares (in shares)		5,929,477
Exercises of warrants (in shares)	0	0
Preference shares | Other equity
Disclosure of classes of share capital [line items]
Vested RSA shares (in shares)	0
Preference shares | January 2022 | Other equity
Disclosure of classes of share capital [line items]
Acquisition of treasury share (in shares)	236
Preference shares | 28 August 2020 | Other equity
Disclosure of classes of share capital [line items]
Acquisition of treasury share (in shares)		138,846
Preference shares | February 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		0
Preference shares | March 2021
Disclosure of classes of share capital [line items]
Issuance of share capital (in shares)		0
Preference shares | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Cancellation of preference shares (in shares)	5,929,477